Cover Document	Nov. 18, 2020	Apr. 07, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 18, 2020
Entity Registrant Name	NXP Semiconductors N.V.
Entity Incorporation, State or Country Code	P7
Entity File Number	001-34841
Entity Tax Identification Number	98-1144352
Entity Address, Address Line One	60 High Tech Campus
Entity Address, City or Town	Eindhoven
Entity Address, Country	NL
Entity Address, Postal Zip Code	5656 AG
Country Region	+31
City Area Code	40
Local Phone Number	2729999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, EUR 0.20 par value
Trading Symbol	NXPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key		0001413447
Amendment Flag		false